Commitments and Contingencies (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 17, 2022	Oct. 01, 2022	Sep. 13, 2022	Sep. 12, 2022	Jul. 06, 2022	Jun. 21, 2022	Jun. 01, 2019	Dec. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Loss Contingencies [Line Items]
Loss Contingency											$ 656,700		$ 656,700
Cost of goods and services sold									$ 19,129,707	$ 8,206,939	57,384,953	$ 24,006,920	35,229,867	$ 28,019,296
Proceeds for property damage claim											91,312		91,312
Offset by repairs and maintenance expense													12,475
Cost of oven and roof											47,669		47,669
Royalty expense									116,912	$ 99,457	$ 391,887	391,433	562,491	$ 539,801
Litigation settlement expense													$ 401,322
Share based payment award options grants in period gross											147,059
Proceeds from issuance of preferred stock											$ 1,180,000
Accredited Investors [Member]
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering											185,000
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Compensation expense						$ 325,000
Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Compensation expense				$ 250,000
Series B Preferred Stock [Member]
Loss Contingencies [Line Items]
Proceeds from issuance of preferred stock			$ 1,180,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Shares sold	7,400
Proceeds from issuance of preferred stock	$ 185,000
Spartan Capital Securities LLC [Member]
Loss Contingencies [Line Items]
Agreement term description		the Company shall pay to Spartan a fee equal to 3% of the consideration paid or received by the Company and/or its stockholders in such transaction. Upon consummation of the acquisition of T&L and OB in December 2021, the Company paid Spartan $401,322 pursuant to the advisory agreement. Based on this agreement with Spartan, during the nine months ended October 31, 2022, the Company paid Spartan $36,000 upon the consummation of CIF purchase.
Amount owed to related party									$ 36,000		$ 36,000
Spartan Capital Securities LLC [Member]
Loss Contingencies [Line Items]
Agreement term description													the Company shall pay to Spartan a fee equal to 3% of the consideration paid or received by the Company and/or its stockholders in such transaction
Spartan Capital Securities LLC [Member] | Advisory Agreement [Member]
Loss Contingencies [Line Items]
Nonrefundable monthly fee amount							$ 5,000
Share based payment award options grants in period gross							125,000
AGES Financial Services Ltd [Member]
Loss Contingencies [Line Items]
Service warrant description					In consideration for its services in the Proposed Offering, AGES shall be entitled a cash fee equal to four percent (4%) of the net dollar amount received by the Company from investors sourced by AGES plus five-year warrants to buy Common Stock of the Company at the rate of 1 warrant for every $100 of such net dollar amount. The Company shall be responsible for payment of all expenses relating to the proposed offering, including but not limited to costs associated with the registration of any Common Stock which may be issued upon conversion of the Series B Convertible Preferred Stock.
Maximum [Member] | Spartan Capital Securities LLC [Member]
Loss Contingencies [Line Items]
Acquisition costs								$ 401,322
Maximum [Member] | AGES Financial Services Ltd [Member] | Series B Convertible Preferred Stock [Member]
Loss Contingencies [Line Items]
Proceeds from issuance of convertible preferred stock					$ 5,000,000
Year One [Member]
Loss Contingencies [Line Items]
Percentage of royalty rate on net sales											6.00%		6.00%
Royalty income nonoperating											$ 500,000		$ 500,000
Year Two [Member]
Loss Contingencies [Line Items]
Percentage of royalty rate on net sales											4.00%		4.00%
Year Two [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalty income nonoperating											$ 500,000		$ 500,000
Year Two [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalty income nonoperating											$ 2,500,000		$ 2,500,000
Year Three [Member]
Loss Contingencies [Line Items]
Percentage of royalty rate on net sales											2.00%		2.00%
Year Three [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalty income nonoperating											$ 2,500,000		$ 2,500,000
Year Three [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalty income nonoperating											$ 20,000,000		$ 20,000,000
Year Four [Member]
Loss Contingencies [Line Items]
Percentage of royalty rate on net sales											1.00%		1.00%
Royalty income nonoperating											$ 20,000,000		$ 20,000,000
Insurance Claims [Member]
Loss Contingencies [Line Items]
Cost of goods and services sold											$ 152,850		$ 152,850